MS P-1
                         SUPPLEMENT DATED JULY 23, 2001
                              TO THE PROSPECTUS OF
                        FRANKLIN MUTUAL SERIES FUND INC.
                                DATED MAY 1, 2001

The prospectus is amended as follows:

I. The "Management" section on page 37 is replaced with the following:

       MANAGEMENT
------------------

       Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Funds' investment manager. Together, Franklin Mutual and its affiliates manage over $268 billion in assets.

       Effective August 1, 2001, the following persons are responsible for the Funds' portfolio management:

       Jeff Diamond, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL
       Mr. Diamond has been a member of the management team of the Funds since 1998, when he joined Franklin Templeton Investments. Previously, he was vice president and co-manager of Prudential Conservative Stock Fund. Mr. Diamond shares primary responsibility for the investments of Mutual Qualified Fund and serves as assistant portfolio manager for Mutual Financial Services Fund.

       Raymond Garea, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL
       Mr. Garea has been a member of the management team of the Funds since 1991, and is the portfolio manager with primary responsibility for the investments of Mutual Financial Services Fund. He joined Franklin Templeton Investments in 1996. Before November 1996, Mr. Garea was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

       Matthew Haynes, PORTFOLIO MANAGER OF FRANKLIN MUTUAL
       Mr. Haynes has been a portfolio manager for Mutual Beacon Fund and Mutual European Fund since July 2001. He joined
       Franklin Templeton Investments as a research analyst in July 2001. Prior to joining Mutual Series in 2001, Mr. Haynes was a vice president and portfolio manager of international equities at Morgan Stanley Dean Witter Advisors in New York. He was also co-manager of two global equity mutual funds.

       Peter A. Langerman, CHIEF EXECUTIVE OFFICER OF FRANKLIN MUTUAL Mr. Langerman has been a member of the management team of
       the  Funds  since  1986.  He  joined   Franklin   Templeton
       Investments in 1996. Before November 1996, Mr. Langerman was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

       Susan Potto, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL
       Ms. Potto has been a member of the management team of the Funds since 1987, and shares primary responsibility for the investments of Mutual Qualified Fund. She joined Franklin Templeton Investments in 1996. Before November 1996, Ms. Potto was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

       Timothy Rankin, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL
       Mr. Rankin has been an assistant portfolio manager for Mutual Discovery Fund since May 2001 and Mutual
       Shares Fund since July 2001. He joined Franklin Templeton Investments as a research analyst in 1997. From June 1992 until July 1997, Mr. Rankin was an analyst for Glickenhaus & Co.

       Joshua Ross, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL
       Mr. Ross has been an assistant portfolio manager for Mutual Financial Services Fund since May 2001. He joined
       Franklin Templeton Investments as a research analyst in 1998. Prior to joining Franklin Mutual Advisers in 1998, Mr. Ross was a research analyst at Fidelity Investments, specializing in domestic property/casualty insurance.

       Lawrence N. Sondike, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL
       Mr. Sondike has been a member of the management team of the Funds since 1984, and shares primary responsibility for investments in Mutual Shares Fund. He joined Franklin
       Templeton Investments in 1996. Before November 1996, Mr. Sondike was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

       Deborah Turner CFA, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL Ms. Turner has been an assistant portfolio manager for Mutual Shares Fund since July 2001. She joined Franklin Templeton Investments as a research analyst in 1993.

       David J. Winters CFA, PRESIDENT AND CHIEF INVESTMENT OFFICER OF FRANKLIN MUTUAL

       Mr. Winters has been a member of the management team of the Funds since 1987, and is the portfolio manager with primary responsibility for the investments of Mutual Discovery Fund. Mr. Winters also shares primary responsibility for the investments of Mutual Beacon Fund, Mutual European Fund and Mutual Shares Fund. He joined Franklin Templeton Investments in 1996. Before November 1996, Mr. Winters was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

       Mr. Sondike is expected to eventually transition from day-to-day management of the Funds to developing alternative investment products for Franklin Mutual. Mr. Garea is expected to be leaving Franklin Mutual on
       September 30, 2001, upon completion of the term of his current employment contract.

       Each Fund pays Franklin Mutual a fee for managing the Fund's assets. For the first half of the fiscal year ended December 31, 2000, Franklin Mutual had agreed in advance to limit its fees. The table below shows the management fees paid by each Fund to the manager for its services, as a percentage of average daily net assets, for the fiscal year ended December 31, 2000.
                                              MANAGEMENT
                                              FEES BEFORE           MANAGEMENT
                                            ADVANCE WAIVER (%)     FEES PAID (%)
-------------------------------------------------------------------------------
       Mutual Beacon                              0.60                0.58
       Mutual Discovery                           0.80                0.78
       Mutual European                            0.80                0.79
       Mutual Financial Services                  0.80                0.80
       Mutual Qualified                           0.60                0.57
       Mutual Shares                              0.60                0.58

                Please keep this supplement for future reference.




MS PZ-1
                         SUPPLEMENT DATED JULY 23, 2001
                              TO THE PROSPECTUS OF
                        FRANKLIN MUTUAL SERIES FUND INC.
                                DATED MAY 1, 2001

The prospectus is amended as follows:

I. The "Management" section on page 31 is replaced with the following:

       MANAGEMENT
-----------------

       Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Funds' investment manager. Together, Franklin Mutual and its affiliates manage over $268 billion in assets.

       Effective August 1, 2001, the following persons are responsible for the Funds' portfolio management:

       Jeff Diamond, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL
       Mr. Diamond has been a member of the management team of the Funds since 1998, when he joined Franklin Templeton Investments. Previously, he was vice president and co-manager of Prudential Conservative Stock Fund. Mr. Diamond shares primary responsibility for the investments of Mutual Qualified Fund and serves as assistant portfolio manager for Mutual Financial Services Fund.

       Raymond Garea, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL
       Mr. Garea has been a member of the management team of the Funds since 1991, and is the portfolio manager with primary responsibility for the investments of Mutual Financial Services Fund. He joined Franklin Templeton Investments in 1996. Before November 1996, Mr. Garea was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

       Matthew Haynes, PORTFOLIO MANAGER OF FRANKLIN MUTUAL
       Mr. Haynes has been a portfolio manager for Mutual Beacon Fund and Mutual European Fund since July 2001. He joined Franklin Templeton Investments as a research analyst in July 2001. Prior to joining Mutual Series in 2001, Mr. Haynes was a vice president and portfolio manager of international equities at Morgan Stanley Dean Witter Advisors in New York. He was also co-manager of two global equity mutual funds.

       Peter A. Langerman, CHIEF EXECUTIVE OFFICER OF FRANKLIN MUTUAL
       Mr. Langerman has been a member of the management team of the Funds since 1986. He joined Franklin Templeton Investments in 1996. Before November 1996, Mr. Langerman was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

       Susan Potto, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL
       Ms. Potto has been a member of the management team of the Funds since 1987, and shares primary responsibility for the investments of Mutual Qualified Fund. She joined Franklin Templeton Investments in 1996. Before November 1996, Ms. Potto was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

       Timothy Rankin, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL
       Mr. Rankin has been an assistant portfolio manager for Mutual
       Discovery Fund since May 2001 and Mutual Shares Fund since July 2001.
       He joined Franklin Templeton Investments as a research analyst in 1997. From June 1992 until July 1997, Mr. Rankin was an analyst for Glickenhaus & Co.

       Joshua Ross, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL
       Mr. Ross has been an assistant portfolio manager for Mutual Financial Services Fund since May 2001. He joined Franklin Templeton Investments as a research analyst in 1998. Prior to joining Franklin Mutual Advisers in 1998, Mr. Ross was a research analyst at Fidelity Investments, specializing in domestic property/casualty insurance.

       Lawrence N. Sondike, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL
       Mr. Sondike has been a member of the management team of the Funds since 1984, and shares primary responsibility for investments in Mutual Shares Fund. He joined Franklin Templeton Investments in 1996. Before November 1996, Mr. Sondike was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

       Deborah Turner CFA, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL
       Ms. Turner has been an assistant portfolio manager for Mutual Shares Fund since July 2001. She joined Franklin Templeton Investments as a research analyst in 1993.

       David J. Winters CFA, PRESIDENT AND CHIEF INVESTMENT OFFICER OF FRANKLIN MUTUAL
       Mr. Winters has been a member of the management team of the Funds since 1987, and is the portfolio manager with primary responsibility for the investments of Mutual Discovery Fund. Mr. Winters also shares primary responsibility for the investments of Mutual Beacon Fund, Mutual European Fund and Mutual Shares Fund. He joined Franklin Templeton Investments in 1996. Before November 1996, Mr. Winters was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

       Mr. Sondike is expected to eventually transition from day-to-day management of the Funds to developing alternative investment products for Franklin Mutual. Mr. Garea is expected to be leaving Franklin Mutual on September 30, 2001, upon completion of the term of his current employment contract. Each Fund pays Franklin Mutual a fee for managing the Fund's assets. For the first half of the fiscal year ended December 31, 2000, Franklin Mutual had agreed in advance to limit its fees. The table below shows the management fees paid by each Fund to the manager for its services, as a percentage of average daily net assets, for the fiscal year ended December 31, 2000.
                                              MANAGEMENT
                                              FEES BEFORE          MANAGEMENT
                                            ADVANCE WAIVER (%)    FEES PAID (%)
------------------------------------------------------------------------------
       Mutual Beacon                              0.60                0.58
       Mutual Discovery                           0.80                0.78
       Mutual European                            0.80                0.79
       Mutual Financial Services                  0.80                0.80
       Mutual Qualified                           0.60                0.57
       Mutual Shares                              0.60                0.58

           Please keep this supplement for future reference.